Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,551,801
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	40,639,033
Value of Securities Received, Per Share	4.10
Value of Securities Received	$ 166,620,035.30
Cash Consideration Paid	193,622,292.03
Fee Note MAOP	$ 0.00
Offering Note	(1) 1,551,801 represents the estimated maximum number of shares of common stock of Enova International, Inc., or Enova, par value $0.00001 per share, or Enova common stock, estimated to be issued to holders of common stock of Grasshopper Bancorp, Inc., or Grasshopper, par value $0.01 per share, or Grasshopper common stock, in connection with the consummation of the merger of Grasshopper with and into Enova, with Enova continuing as the surviving corporation, or merger, as described in this proxy statement/prospectus. The number of shares of Enova common stock being registered is based upon the product of (A) 0.038185, which is the approximate exchange ratio for the merger and (B) 40,639,033, which is the sum of (x) 36,115,245, the number of shares of Grasshopper common stock outstanding as of December 10, 2025, (y) 1,662,338, the number of shares of Grasshopper common stock issuable in respect of warrants to purchase Grasshopper common stock, or Grasshopper warrants, outstanding as of December 10, 2025, and (z) 2,861,450, the number of shares of Grasshopper common stock issuable in respect of options to purchase Grasshopper common stock, or Grasshopper stock options, outstanding as of December 10, 2025. (2) Pursuant to Rule 457(f)(2) and Rule 457(f)(3) under the Securities Act of 1933, as amended, or the Securities Act, and estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act, the proposed maximum aggregate offering price was calculated as the difference of (a) the product of (i) $4.10, the book value per share of the Grasshopper common stock as of November 30, 2025, the latest practicable date prior to the date of filing of this registration statement, and (ii) 40,639,033, the estimated maximum number of shares of Grasshopper common stock that may be exchanged for shares of Enova common stock being registered, and (b) $193,622,292.03, the estimated aggregate amount of cash to be paid by Enova to Grasshopper stockholders and holders of Grasshopper stock options and Grasshopper warrants in connection with the consummation of the merger, as described in this proxy statement/prospectus. As the foregoing calculation results in a negative number, the maximum aggregate offering price has been estimated as $0.00. (3) The fee has been computed in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.